Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (33,266,000)	$ (29,873,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,662,000	1,261,000
Share-based compensation (net of amount capitalized)	(670,000)	6,189,000
Loss (gain) on termination of operating lease	11,000	(160,000)
Loss on disposal of property and equipment	672,000	0
Deferred income tax	(280,000)	0
Changes in operating assets and liabilities
Prepaid expenses and other assets, current	(5,050,000)	(1,186,000)
Prepaid expenses and other assets, non-current	163,000	(233,000)
Long-term deposits	811,000	(18,000)
Right of use assets, net	1,085,000	769,000
Accounts payable	(902,000)	(124,000)
Accrued expenses and other liabilities	(1,649,000)	(361,000)
Lease liabilities	70,000	(297,000)
Net cash used in operating activities	(37,343,000)	(24,033,000)
Cash flows from investing activities:
Purchases of property and equipment	(1,900,000)	(2,637,000)
Net cash used in investing activities	(1,900,000)	(2,637,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	123,324,000	74,310,000
Net cash provided by financing activities	123,324,000	74,310,000
Effect of exchange rate changes on cash and restricted cash	1,632,000	(14,972,000)
Net increase in cash and restricted cash	85,713,000	32,668,000
Cash and restricted cash, beginning of period	154,085,000	211,430,000
Cash and restricted cash, end of period	239,798,000	244,098,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	569,000	4,624,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	0	2,487,000
Capitalized implementation costs included in accrued expenses	190,000	607,000
Issuance costs included in accounts payable and accrued expenses	1,124,000	334,000
Capitalized share-based compensation	0	46,000
Lease assets terminated	28,517,000	0
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	$ 239,798,000	$ 244,098,000